Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share-based payments reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Accumulated losses [Member]
Beginning Balance at Dec. 31, 2016	$ 36,041	$ 1,740	$ 71,966	$ 2,423	$ (489)	$ 1,934	$ (39,599)
Loss for the year	(66,926)	0	0	0	0	0	(66,926)
Other comprehensive loss	(142)	0	0	0	0	0	(142)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(67,068)	0	0	0	0	0	(67,068)
Issuance of shares - IPO	96,750	496	96,254	0	0	0	0
Issuance of shares - PIPE	60,000	592	59,408	0	0	0	0
Issuance of shares - EIP 2013	36	36	3,671	(3,671)	0	(3,671)	0
Share issuance costs	(11,964)	0	(11,964)	0	0	0	0
Share-based remuneration	8,856	0	0	8,856	0	8,856	0
Ending Balance at Dec. 31, 2017	122,651	2,864	219,335	7,608	(489)	7,119	(106,667)
Loss for the year	(76,716)	0	0	0	0	0	(76,716)
Other comprehensive loss	(544)	0	0	0	0	0	(544)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(77,260)	0	0	0	0	0	(77,260)
Issuance of shares - EIP 2013	27	27	2,947	(2,947)	0	(2,947)	0
Issuance of shares - June 2018 offering	77,823	392	77,431	0	0	0	0
Issuance of shares - ATM program	20,011	130	19,881	0	0	0	0
Share issuance costs	(6,160)	0	(6,160)	0	0	0	0
Exercise of stock-options - EIP 2017	672	7	1,131	(466)	0	(466)	0
Share-based remuneration	9,152	0	0	9,152	0	9,152	0
Ending Balance at Dec. 31, 2018	146,916	3,420	314,565	13,347	(489)	12,858	(183,927)
Loss for the year	(108,790)	0	0	0	0	0	(108,790)
Other comprehensive loss	(4,694)	0	0	0	0	0	(4,694)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(113,484)	0	0	0	0	0	(113,484)
Issuance of shares - EIP 2013	21	21	2,696	(2,696)	0	(2,696)	0
Issuance of shares - ATM program	3,554	56	3,498	0	0	0	0
Share issuance costs	(130)	0	(130)	0	0	0	0
Exercise of stock-options - EIP 2017	194	2	326	(134)	0	(134)	0
Share-based remuneration	11,884	0	0	11,884	0	11,884	0
Ending Balance at Dec. 31, 2019	$ 48,955	$ 3,499	$ 320,955	$ 22,401	$ (489)	$ 21,912	$ (297,411)